Note 20 - Income Tax	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Income Tax Disclosure [Text Block]

20.         Income tax

Income tax differs from the amounts that would be obtained by applying the combined statutory corporate income tax rate of Ontario, Canada to the respective year’s earnings before income tax. Differences result from the following items:

	Year ended December 31,
	2024	2023

Income tax expense using a combined statutory rate of 26.5% (2023 - 26.5%) [1]	$82,445	$56,386
Loss on disposal of operations	133	361
Permanent differences	5,172	5,515
Tax effect of flow through entities	(11,631)	(12,264)
Adjustments to tax liabilities for prior periods	(262)	(407)
Changes in liability for unrecognized tax benefits	(1,842)	(1,980)
Stock-based compensation	833	1,730
Foreign, state, and provincial tax rate differential	(149)	1,266
Change in valuation allowance	4,678	3,349
Acquisition-related items	(10,402)	8,864
Withholding taxes and other	5,202	5,266
Income tax expense	$74,177	$68,086

(1) Our Canadian corporate tax rate is comprised of a basic Part I federal tax rate of 38%, net 15% after federal tax abatement and general tax reduction, plus the additional provincial tax of 11.5%.

Earnings (loss) before income tax by jurisdiction comprise the following:

	Year ended December 31,
	2024	2023

Canada	$(34,547)	$(33,907)
United States	186,787	200,035
Foreign	158,873	46,649
Total	$311,113	$212,777

Income tax expense (recovery) comprises the following:

	Year ended December 31,
	2024	2023

Current
Canada	$5,043	$3,125
United States	53,572	28,268
Foreign	46,107	46,617
	104,722	78,010

Deferred
Canada	(12,794)	(10,360)
United States	(11,319)	16,753
Foreign	(6,432)	(16,317)
	(30,545)	(9,924)

Total	$74,177	$68,086

The significant components of deferred tax assets and liabilities are as follows:

	As at December 31,
	2024	2023

Loss carryforwards and other credits	$34,366	$29,876
Expenses not currently deductible	82,659	67,950
Revenue not currently taxable	(850)	(1,108)
Stock-based compensation	16,260	9,490
Investments	(14,648)	(7,818)
Provision for doubtful accounts	11,963	11,375
Financing fees	(149)	(71)
Net unrealized foreign exchange losses	1,252	443
Depreciation and amortization	(120,563)	(88,012)
Operating leases	14,685	14,698
Less: valuation allowance	(24,176)	(20,546)
Net deferred tax assets	$799	$16,277

As at December 31, 2024, the Company believes that it is more likely than not that its net deferred tax assets of $79,258 will be realized based upon future income, consideration of net operating loss (“NOL”) limitations, earnings trends, and tax planning strategies. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future income are reduced.

The Company has pre-tax NOL carryforward balances as follows:

	Pre-tax losses		Pre-tax losses		Pre-tax losses
	carryforward		not recognized		recognized
	2024	2023	2024	2023	2024	2023

Canada	$14,550	$19,400	$168	$169	$14,382	$19,231
United States	17,515	8,120	932	931	16,583	7,189
Foreign	93,654	90,164	66,777	59,734	26,877	30,430

The Company has pre-tax capital loss carryforwards as follows:

	Pre-tax losses		Pre-tax losses		Pre-tax losses
	carryforward		not recognized		recognized
	2024	2023	2024	2023	2024	2023

Canada	$1,620	$2,397	$1,620	$2,397	$-	$-
Foreign	5,516	6,089	5,516	6,089	-	-

These amounts above are available to reduce future, federal, state, and provincial income taxes in their respective jurisdictions. NOL carryforward balances attributable to Canada begin to expire in 2036. NOL carryforward balances attributable to the United States begin to expire in 2028. Foreign NOL carryforward balances begin to expire in 2025. The utilization of NOLs may be subject to certain limitations under federal, provincial, state or foreign tax laws.

Cumulative unremitted foreign earnings of US subsidiaries are nil (2023 - nil). Cumulative unremitted foreign earnings of international subsidiaries (other than the US) approximated $177,448 as at December 31, 2024 (2023 - $139,541). The Company has not provided a deferred tax liability on the unremitted foreign earnings as it is management’s intent to permanently reinvest such earnings outside of Canada. In addition, any repatriation of such earnings would not be subject to significant Canadian or foreign taxes.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

	2024	2023
Balance, January 1	$3,523	$5,467
Gross increases for tax positions of current period	331	-
Gross increases for tax positions of prior periods	14	310
Reduction for settlements with taxing authorities	(950)	(2,281)
Reduction for lapses in applicable statutes of limitations	(1,237)	-
Foreign currency translation	(73)	27
Balance, December 31	$1,608	$3,523

Of the $1,608 (2023 - $3,523) in gross unrecognized tax benefits, $1,608 (2023 - $3,523) would affect the Company’s effective tax rate if recognized. For the year-ended December 31, 2024, additional interest and penalties of $11 related to uncertain tax positions was accrued (2023 - $310). The Company reversed $726 of accrued interest and penalties related to positions lapsed in applicable statute of limitations or positions settled with taxing authorities in 2024 (2023 - $60). As of December 31, 2024, the Company had accrued $139 (2023 - $854) for potential income tax related interest and penalties.

Within the next twelve months, the Company expects $508 of unrecognized tax benefits associated with uncertain tax positions to be reduced due to lapses in statutes of limitations.

The Company files tax returns in Canada and multiple foreign jurisdictions. The number of years with open tax audits varies depending on the tax jurisdiction. Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for four to seven years and income tax returns filed with the United States Internal Revenue Service and related states are open for three to five years. Tax returns for significant other jurisdictions in which the Company conducts business are generally open for four years.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above. Actual settlements may differ from the amounts accrued. The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may affect its current estimates.